Cash, Loan and Dividend Restrictions Textual (Details) (USD $) In Billions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 28, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash, Loan and Dividend Restrictions [Line Items]
Average required reserve balance on deposits		$ 11.8	$ 9.1
Total capital ratio required to be well capitalized		10.00%
Credit And Non-Credit Transactions With All Nonbank Affiliates, Maximum Percent of Bank Capital and Surplus		20.00%
Per share dividend amount requiring approval	$ 0.3	$ 1.15	$ 0.88	$ 0.48
Credit and non-credit transactions with a single nonbank affiliate, maximum percent of bank capital and surplus [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Total capital ratio required to be well capitalized		10.00%
Nonbank Subsidiaries [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/nonbank subsidiaries		7.7
National And State Chartered Subsidiary Banks [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/nonbank subsidiaries		$ 5.1